DEFERRED INCOME TAXES - Sources of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 29	$ 98
Deferred tax liabilities	(3,293)	(3,034)
Deferred tax liability (asset)	3,264	2,936
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	705	930
Deferred tax liabilities	(3,264)	(2,936)
Tax loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	330	456
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10	13
Environmental rehabilitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	262	358
Post-retirement benefit obligations and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30	30
Other working capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	68	70
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5	3
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,556)	(3,375)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(416)	(463)
Accrued interest payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 3	$ (28)